Fair Value Measurements - Schedule of Plan's Investment Assets at Fair Value within Fair Value Hierarchy (Details) - EBP 001 - USD ($)	Feb. 28, 2026	Feb. 28, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 9,501,766	$ 10,610,148
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,259,177	8,804,748
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	162,912	103,156
Common/Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,079,677	1,702,244
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,422,089	8,907,904
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,259,177	8,804,748
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	162,912	103,156
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,079,677	1,702,244
Level 1 2 and 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 8,422,089	$ 8,907,904